HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1999
  PRINCIPAL

   AMOUNT                                                           VALUE

CORPORATE BONDS--93.7%

              AEROSPACE & DEFENSE--0.3%

   $1,850,000 Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009       $1,729,750
      500,000 (1) Condor Systems, Inc., Sr. Sub. Note,                377,500
              11.875%, 5/1/2009
                  Total                                             2,107,250
              AUTOMOBILE--3.6%

    2,175,000 Accuride Corp., Sr. Sub. Note, Series B, 9.25%,       2,011,875
              2/1/2008

    1,701,000 Aftermarket Technology Co., Sr. Sub. Note,            1,713,757
              12.00%, 8/1/2004
      380,000 Aftermarket Technology Co., Sr. Sub. Note,
              Series D, 12.00%, 8/1/2004                              382,850
    3,000,000 American Axle & Manufacturing, Inc., Company
              Guarantee, 9.75%, 3/1/2009                            3,037,500
    4,650,000 Collins & Aikman Products Co., Sr. Sub. Note,
              11.50%, 4/15/2006                                     4,626,750
    1,700,000 HDA Parts System, Inc., Sr. Sub. Note, 12.00%,        1,555,500
              8/1/2005

    2,200,000 (1) J.L. French Automotive Castings, Inc., Sr.
              Sub. Note, Series B, 11.50%, 6/1/2009                 2,260,500
    5,075,000 (1) Lear Corp., Sr. Note, 8.11%, 5/15/2009            4,811,760
      600,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                 609,000
    2,500,000 Motor Coach Industries International, Inc.,
              Company Guarantee, 11.25%, 5/1/2009                   2,575,000
    1,975,000 Oxford Automotive, Inc., Company Guarantee,
              10.125%, 6/15/2007                                    1,836,750
                  Total                                            25,421,242
              BANKING--0.8%

    6,500,000 GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005           5,899,985
              BEVERAGE & TOBACCO--0.4%

      750,000 Canandaigua Brands, Inc., Sr. Sub. Note, 8.50%,         716,250
              3/1/2009

    1,350,000 Dimon, Inc., Sr. Note, 8.875%, 6/1/2006               1,181,250
      850,000 National Wine & Spirits, Inc., Company
              Guarantee, 10.125%, 1/15/2009                           867,000
                  Total                                             2,764,500
              BROADCAST RADIO & TV--6.1%

    4,175,000 (2) ACME Television, LLC, Sr. Disc. Note,             3,778,375
              0/10.875%, 9/30/2004
      239,300 AMFM, Inc., Deb., 12.625%, 10/31/2006                   287,758
    3,150,000 (2) Big City Radio, Inc., Company Guarantee,
              0/11.25%, 3/15/2005                                   2,047,500
    1,150,000 Capstar Broadcasting Partners, Inc., Sr. Sub.
              Note, 9.25%, 7/1/2007                                 1,190,250
    1,850,000 Chancellor Media Corp., Company Guarantee,
              10.50%, 1/15/2007                                     2,025,750
    2,000,000 Chancellor Media Corp., Company Guarantee,            2,010,000
              8.00%, 11/1/2008
    2,375,000 Chancellor Media Corp., Company Guarantee,            2,481,875
              9.00%, 10/1/2008
    6,550,000 Chancellor Media Corp., Sr. Sub. Note, 8.125%,        6,590,937
              12/15/2007

    1,675,000 Chancellor Media Corp., Sr. Sub. Note, 8.75%,         1,700,125
              6/15/2007

    1,250,000 Chancellor Media Corp., Sr. Sub. Note, 9.375%,        1,287,500
              10/1/2004

   $2,150,000 Cumulus Media, Inc., Sr. Sub. Note, 10.375%,         $2,257,500
              7/1/2008

    6,550,000 (2) Fox/Liberty Networks, LLC, Sr. Disc. Note,
              0/9.75%, 8/15/2007                                    5,305,500
    1,300,000 Fox/Liberty Networks, LLC, Sr. Note, 8.875%,          1,335,750
              8/15/2007

      550,000 Lamar Media Corp., Sr. Sub. Note, 8.625%,               541,750
              9/15/2007

    1,300,000 Lamar Media Corp., Sr. Sub. Note, 9.625%,             1,348,750
              12/1/2006

    2,900,000 Orion Network Systems, Sr. Note, 11.25%,              2,189,500
              1/15/2007

    1,575,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        1,575,000
              10.00%, 9/30/2005
    5,250,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,        4,908,750
              8.75%, 12/15/2007
                  Total                                            42,862,570
              BUILDING & DEVELOPMENT--1.4%
    1,375,000 American Builders & Contractors Supply Co.,
              Inc., Sr. Sub. Note, 10.625%, 5/15/2007               1,271,875
      500,000 Building Materials Corp. of America, Sr. Note,
              8.00%, 10/15/2007                                       453,750
    1,350,000 Building Materials Corp. of America, Sr. Note,
              8.625%, 12/15/2006                                    1,289,250
    3,225,000 (2) Falcon Building Products, Inc., Sr. Sub.
              Disc. Note, 0/10.50%, 6/15/2007                       2,434,875
      375,000 Falcon Building Products, Inc., Sr. Sub. Note,          365,625
              9.50%, 6/15/2007
    2,425,000 Formica Corp., Sr. Sub. Note, Series B, 10.875%,      2,231,000
              3/1/2009

      925,000 Juno Lighting, Inc., Company Guarantee, 11.875%,        864,875
              7/1/2009

    1,000,000 NCI Building System, Inc., Sr. Sub. Note, Series
              B, 9.25%, 5/1/2009                                      960,000
                  Total                                             9,871,250
              BUSINESS EQUIPMENT & SERVICES--2.4%

    1,800,000 Avis Rent A Car, Inc., Company Guarantee,             1,899,000
              11.00%, 5/1/2009
    2,750,000 (1) Buhrmann US, Inc., Sr. Sub. Note, 12.25%,         2,873,750
              11/1/2009

    2,375,000 Dialog Corp., Sr. Sub. Note, 11.00%, 11/15/2007       1,151,875
      750,000 (2) Electronic Retailing Systems International,
              Inc., Sr. Disc. Note, 0/13.25%, 2/1/2004                168,750
    2,225,000 Fisher Scientific International, Inc., Sr. Sub.
              Note, 9.00%, 2/1/2008                                 2,141,562
    4,675,000 Fisher Scientific International, Inc., Sr. Sub.
              Note, 9.00%, 2/1/2008                                 4,499,687
    5,325,000 U.S. Office Products Co., Sr. Sub. Note, 9.75%,       2,795,625
              6/15/2008

      951,000 United Stationers Supply Co., Sr. Sub. Note,          1,029,458
              12.75%, 5/1/2005
                  Total

              CABLE TELEVISION--11.4%

        8,979 (3) Australis Media Ltd., Sr. Disc. Note,                    90
              5/15/2003

      525,000 (2)(3) Australis Media Ltd., Unit, 0/15.75%,              5,250
              5/15/2003

      900,000 CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007        887,895
    3,350,000 CSC Holdings, Inc., Sr. Sub. Deb., 9.875%,            3,542,625
              2/15/2013

    2,300,000 CSC Holdings, Inc., Sr. Sub. Note, 9.25%,             2,363,250
              11/1/2005

      475,000 CSC Holdings, Inc., Sr. Sub. Note, 9.875%,              502,312
              5/15/2006

    7,050,000 (2) Charter Communications Holdings Capital
              Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011              4,168,312
    4,675,000 (2) Diamond Cable Communications PLC, Sr. Disc.
              Note, 0/10.75%, 2/15/2007                             3,856,875
    1,925,000 (2) Diamond Cable Communications PLC, Sr. Disc.
              Note, 0/11.75%, 12/15/2005                            1,828,750
    1,425,000 (2) Diva Systems Corp., Sr. Disc. Note,                 548,625
              0/12.625%, 3/1/2008
    7,525,000 Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009        7,619,062
   $4,250,000 (2) International Cabletel, Inc., Sr. Defd. Cpn.
              Note, 0/11.50%, 2/1/2006                             $3,910,000
    1,000,000 Lenfest Communications, Inc., Sr. Note, 8.375%,       1,025,000
              11/1/2005

    2,350,000 Lenfest Communications, Inc., Sr. Sub. Note,          2,361,750
              8.25%, 2/15/2008
    2,475,000 NTL Communications Corp., Sr. Notes, 11.50%,          2,697,750
              10/1/2008

    5,600,000 (2) NTL Communications Corp., Sr. Notes,              3,962,000
              0/12.375%, 10/1/2008
    9,800,000 (2) NTL, Inc., Sr. Notes, 0/9.75%, 4/1/2008           6,909,000
    2,500,000 Pegasus Communications Corp., Sr. Note, 9.625%,       2,537,500
              10/15/2005

    2,250,000 Pegasus Communications Corp., Sr. Note, 9.75%,        2,300,625
              12/1/2006

      825,000 Pegasus Media, Note, 12.50%, 7/1/2005                   895,125
    1,600,000 (2) RCN Corp., Sr. Disc. Note, 0/11.125%,             1,144,000
              10/15/2007

    2,750,000 (2) RCN Corp., Sr. Note, 0/11.00%, 7/1/2008           1,808,125
    1,400,000 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,         1,582,000
              11.00%, 12/1/2015
    8,475,000 (2) TeleWest PLC, Sr. Disc. Deb., 0/11.00%,           7,966,500
              10/1/2007

    1,000,000 (1)(2) TeleWest PLC, Sr. Disc. Note, 0/9.25%,           655,000
              4/15/2009

      750,000 TeleWest PLC, Sr. Note, 11.25%, 11/1/2008               823,125
    3,350,000 (2) UIH Australia/Pacific, Sr. Disc. Note,            2,847,500
              0/14.00%, 5/15/2006
    3,900,000 (2) United International Holdings, Inc., Sr.
              Secd. Disc. Note, 0/10.75%, 2/15/2008                 2,515,500
   10,225,000 (2) United Pan-Europe Communications NV, Sr.
              Disc. Note, 0/12.50%, 8/1/2009                        5,802,688
    4,700,000 (1)(2) United Pan-Europe Communications NV, Sr.
              Disc. Note, 0/13.375%, 11/1/2009                      2,655,500
                  Total

              CHEMICALS & PLASTICS--4.7%

      600,000 Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%,          589,500
              12/15/2005

    1,600,000 Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%,        1,624,000
              9/15/2008

      400,000 Foamex L.P., Sr. Sub. Note, 13.50%, 8/15/2005           378,000
      150,000 Foamex L.P., Sr. Sub. Note, 9.875%, 6/15/2007           126,750
      950,000 General Chemical Industrial Products, Inc., Sr.
              Sub. Note, 10.625%, 5/1/2009                            945,250
      825,000 (1) Georgia Gulf Corp., Sr. Sub. Note, 10.375%,         865,219
              11/1/2007

    4,425,000 (1) Huntsman Corp., Sr. Sub. Note, 9.50%,             4,225,875
              7/1/2007

    2,200,000 (1) Huntsman ICI Chemicals LLC, Sr. Sub. Note,
              10.125%, 7/1/2009                                     2,266,000
    1,825,000 ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003        1,802,187
    1,108,000 ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002         1,116,310
    6,775,000 Lyondell Chemical Co., Sr. Sub. Note, Series B,
              10.875%, 5/1/2009                                     7,181,500
    3,650,000 Polymer Group, Inc., Sr. Sub. Note, 8.75%,            3,522,250
              3/1/2008

    3,550,000 Polymer Group, Inc., Sr. Sub. Note, 9.00%,            3,461,250
              7/1/2007

    1,700,000 (2) Sterling Chemicals Holdings, Inc., Sr. Disc.
              Note, 0/13.50%, 8/15/2008                               501,500
    2,575,000 Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%,      1,944,125
              8/15/2006

    2,500,000 Texas Petrochemicals Corp., Sr. Sub. Note,            2,187,500
              11.125%, 7/1/2006
                  Total                                            32,737,216
              CLOTHING & TEXTILES--0.7%

    1,000,000 Collins & Aikman Floorcoverings, Inc., Sr. Sub.
              Note, 10.00%, 1/15/2007                                 985,000
      675,000 Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007         273,375
    2,350,000 GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007           1,468,750
   $1,625,000 Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007        $414,375
    2,075,000 Pillowtex Corp., Sr. Sub. Note, 10.00%,                 964,875
              11/15/2006

    2,150,000 Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007       935,250
                  Total                                             5,041,625
              CONGLOMERATES--0.4%

    3,350,000 Eagle Picher Industries, Inc., Sr. Sub. Note,         2,948,000
              9.375%, 3/1/2008
              CONSUMER PRODUCTS--3.9%

    3,350,000 Albecca, Inc., Company Guarantee, 10.75%,             2,294,750
              8/15/2008

      975,000 American Safety Razor Co., Sr. Note, 9.875%,            956,719
              8/1/2005

    1,850,000 Amscan Holdings, Inc., Sr. Sub. Note, 9.875%,         1,572,500
              12/15/2007

    1,300,000 Boyds Collection, Ltd., Sr. Sub. Note, Series B,      1,222,000
              9.00%, 5/15/2008
    3,200,000 Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008        3,008,000
      325,000 Diamond Brands Operating Corp., Sr. Sub. Note,
              10.125%, 4/15/2008                                      251,875
      925,000 (2) Diamond Brands, Inc., Sr. Disc. Deb.,               189,625
              0/12.875%, 4/15/2009
      950,000 NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007            888,250
    2,920,000 Playtex Family Products Corp., Sr. Sub. Note,         2,912,700
              9.00%, 12/15/2003
    1,000,000 Revlon Consumer Products Corp., Sr. Note,               740,000
              8.125%, 2/1/2006
    7,750,000 Revlon Consumer Products Corp., Sr. Sub. Note,
              8.625%, 2/1/2008                                      3,991,250
    1,100,000 (1) Scotts Co., Sr. Sub. Note, 8.625%, 1/15/2009      1,078,000
    1,400,000 (2) Sealy Mattress Co., Company Guarantee,
              0/10.875%, 12/15/2007                                   987,000
      425,000 Sealy Mattress Co., Sr. Sub. Note, 9.875%,              422,875
              12/15/2007

      775,000 Simmons Co., Sr. Sub. Note, 10.25%, 3/15/2009           738,188
    1,000,000 (1) Sleepmaster L.L.C., Sr. Sub. Note, 11.00%,        1,006,250
              5/15/2009

    1,725,000 True Temper Sports, Inc., Sr. Sub. Note, Series
              B, 10.875%, 12/1/2008                                 1,656,000
    1,675,000 United Industries Corp., Sr. Sub. Note, Series
              B, 9.875%, 4/1/2009                                   1,541,000
    2,100,000 Volume Services America, Inc., Sr. Sub. Note,         2,079,000
              11.25%, 3/1/2009
                  Total                                            27,535,982
              CONTAINER & GLASS PRODUCTS--0.7%

    2,850,000 Russell Stanley Holdings, Inc., Sr. Sub. Note,        2,493,750
              10.875%, 2/15/2009
    2,100,000 Tekni-Plex, Inc., Sr. Sub. Note, 9.25%, 3/1/2008      2,142,000
                  Total                                             4,635,750
              ECOLOGICAL SERVICES & EQUIPMENT--2.2%

   10,500,000 Allied Waste North America, Inc., Company

              Guarantee, 7.875%, 1/1/2009                           9,292,500
    7,000,000 (1) Allied Waste North America, Inc., Sr. Sub.
              Note, 10.00%, 8/1/2009                                6,265,000
                  Total                                            15,557,500
              ELECTRONICS--1.5%

      975,000 (1) Fairchild Semiconductor Corp., Sr. Sub.
              Note, 10.375%, 10/1/2007                                999,375
    2,000,000 (1) SCG Holding  Corp. / Semiconductor

              Components Industries, LLC, Sr. Sub. Note,            2,135,000
              12.00%, 8/1/2009
    6,875,000 Telecommunications Techniques Co., LLC, Sr. Sub.
              Note, 9.75%, 5/15/2008                                6,290,625
    1,300,000 Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007        721,500
                  Total                                            10,146,500
              FARMING & AGRICULTURE--0.1%

      600,000 (1) Royster-Clark, Inc., 1st Mtg. Note, 10.25%,         549,000
              4/1/2009

              FOOD & DRUG RETAILERS--0.1%

     $825,000 Community Distributors, Inc., Sr. Note, 10.25%,        $705,375
              10/15/2004

    2,125,000 Jitney-Jungle Stores of America, Inc., Sr. Sub.
              Note, 10.375%, 9/15/2007                                 26,563
                  Total                                               731,938
              FOOD PRODUCTS--1.7%

    3,150,000 Agrilink Foods, Inc., Company Guarantee,              3,181,500
              11.875%, 11/1/2008
    1,325,000 Aurora Foods, Inc., Sr. Sub. Note, 9.875%,            1,348,187
              2/15/2007

    2,550,000 Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,       1,950,750
              1/15/2008

    2,725,000 International Home Foods, Inc., Sr. Sub. Note,
              10.375%, 11/1/2006                                    2,840,812
    2,975,000 (1) Triarc Consumer Products Group, LLC, Sr.
              Sub. Note, 10.25%, 2/15/2009                          2,863,438
                  Total                                            12,184,687
              FOOD SERVICES--1.2%

    1,750,000 Advantica Restaurant Group, Sr. Note, 11.25%,         1,330,000
              1/15/2008

    1,100,000 AmeriServe Food Distribution, Inc., Sr. Note,
              8.875%, 10/15/2006                                      643,500
    5,875,000 AmeriServe Food Distribution, Inc., Sr. Sub.
              Note, 10.125%, 7/15/2007                              2,026,875
    2,000,000 Carrols Corp., Company Guarantee, 9.50%,              1,830,000
              12/1/2008

    2,700,000 Domino's, Inc., Company Guarantee, 10.375%,           2,612,250
              1/15/2009

      100,000 (2) Nebco Evans Holding Co., Sr. Disc. Note,
              0/12.375%, 7/15/2007                                     11,500
                  Total                                             8,454,125
              FOREST PRODUCTS--0.8%

      600,000 Container Corp. of America, Sr. Note, 11.25%,           628,500
              5/1/2004

    1,200,000 Packaging Corp. of America, Sr. Sub. Note,            1,236,000
              9.625%, 4/1/2009
    1,250,000 S. D. Warren Co., Sr. Sub. Note, 12.00%,              1,314,063
              12/15/2004

    1,175,000 Stone Container Corp., Sr. Note, 11.50%,              1,220,531
              10/1/2004

    1,100,000 Stone Container Corp., Sr. Note, 12.58%, 8/1/2016     1,177,000
      250,000 Stone Container Corp., Unit, 12.25%, 4/1/2002           251,875
                  Total                                             5,827,969
              HEALTH CARE--4.0%

    3,000,000 CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008         2,820,000
    1,650,000 Columbia/HCA Healthcare Corp., Sr. Note, 6.91%,       1,501,962
              6/15/2005

    2,925,000 Dade International, Inc., Sr. Sub. Note,              2,881,125
              11.125%, 5/1/2006
    1,200,000 Everest Healthcare Services Corp., Sr. Sub.
              Note, 9.75%, 5/1/2008                                 1,122,000
      650,000 Genesis Health Ventures, Inc., Sr. Sub. Note,           269,750
              9.25%, 10/1/2006
    1,850,000 Genesis Health Ventures, Inc., Sr. Sub. Note,           749,250
              9.875%, 1/15/2009
    1,350,000 Hanger Orthopedic Group, Inc., Sr. Sub. Note,
              11.25%, 6/15/2009                                     1,393,875
      650,000 Hudson Respiratory Care, Inc., Sr. Sub. Note,           523,250
              9.125%, 4/15/2008
    3,550,000 Kinetic Concepts, Inc., Company Guarantee,            2,644,750
              9.625%, 11/1/2007
      500,000 Tenet Healthcare Corp., Sr. Note, 7.625%,               466,250
              6/1/2008

    1,800,000 Tenet Healthcare Corp., Sr. Note, 8.00%,              1,741,500
              1/15/2005

    8,850,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.125%,        8,429,625
              12/1/2008

    2,400,000 Tenet Healthcare Corp., Sr. Sub. Note, 8.625%,        2,322,000
              1/15/2007

      700,000 (1) Unilab Corp., Sr. Sub. Note, 12.75%,                731,500
              10/1/2009

                  Total                                            27,596,837

              HOTELS, MOTELS, INNS & CASINOS--1.9%

     $975,000 Courtyard by Marriott II LP, Sr. Note, 10.75%,         $962,812
              2/1/2008

    4,400,000 Florida Panthers Holdings, Inc., Company

              Guarantee, 9.875%, 4/15/2009                          4,290,000
    6,600,000 HMH Properties, Inc., Sr. Note, Series B,             5,973,000
              7.875%, 8/1/2008
    2,175,000 HMH Properties, Inc., Sr. Note, Series C, 8.45%,      2,033,625
              12/1/2008

                  Total                                            13,259,437
              INDUSTRIAL PRODUCTS & EQUIPMENT--3.6%

    2,175,000 Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007      2,272,875
    1,500,000 (1) Blount, Inc., Sr. Sub. Note, 13.00%, 8/1/2009     1,590,000
    1,600,000 Cabot Safety Acquisition Corp., Sr. Sub. Note,
              12.50%, 7/15/2005                                     1,640,000
    1,650,000 Continental Global Group, Inc., Sr. Note,               866,250
              11.00%, 4/1/2007
    2,175,000 Euramax International Plc, Sr. Sub. Note,             2,240,250
              11.25%, 10/1/2006
    1,375,000 Hexcel Corporation, Sr. Sub. Note, Series B,          1,175,625
              9.75%, 1/15/2009
    1,600,000 ISG Resources, Inc., Sr. Sub. Note, 10.00%,           1,368,000
              4/15/2008

      750,000 International Utility Structures, Inc., Sr. Sub.
              Note, 10.75%, 2/1/2008                                  618,750
      575,000 Johnstown America Industries, Inc., Sr. Sub.
              Note, 11.75%, 8/15/2005                                 587,937
    1,600,000 Johnstown America Industries, Inc., Sr. Sub.
              Note, 11.75%, 8/15/2005                               1,636,000
    3,000,000 MMI Products, Inc., Sr. Sub. Note, 11.25%,            3,105,000
              4/15/2007

    1,975,000 Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007        1,836,750
      650,000 Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007          604,500
    1,200,000 Unifrax Investment Corp., Sr. Note, 10.50%,           1,212,000
              11/1/2003

    4,900,000 WESCO Distribution, Inc., Sr. Sub. Note, 9.125%,      4,630,500
              6/1/2008

                  Total                                            25,384,437
              LEISURE & ENTERTAINMENT--2.2%

    3,392,000 (2) AMF Group, Inc., Sr. Sub. Disc. Note,             1,136,320
              0/12.25%, 3/15/2006
    8,975,000 (2) Premier Parks, Inc., Sr. Disc. Note,              6,237,625
              0/10.00%, 4/1/2008
      575,000 Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006          567,813
    2,600,000 Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007       2,616,250
    6,450,000 Regal Cinemas, Inc., Sr. Sub. Note, 9.50%,            5,031,000
              6/1/2008

                  Total

              MACHINERY & EQUIPMENT--2.8%

    1,147,000 Alvey Systems, Inc., Sr. Sub. Note, 11.375%,          1,198,615
              1/31/2003

    1,775,000 Clark Material Handling Corp., Sr. Note, 10.75%,        559,125
              11/15/2006

    1,425,000 Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,        1,232,625
              4/1/2008

    2,075,000 Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009     1,774,125
    1,050,000 National Equipment Services, Inc., Sr. Sub.
              Note, 10.00%, 11/30/2004                              1,057,875
    2,575,000 National Equipment Services, Inc., Sr. Sub.
              Note, Series C, 10.00%, 11/30/2004                    2,594,313
    2,800,000 NationsRent, Inc., Company Guarantee, 10.375%,        2,751,000
              12/15/2008

    3,600,000 United Rentals, Inc., Company Guarantee, 9.25%,       3,465,000
              1/15/2009

    3,525,000 United Rentals, Inc., Company Guarantee, Series
              B, 9.00%, 4/1/2009                                    3,331,125
    1,525,000 WEC Co., Sr. Note, 12.00%, 7/15/2009                  1,425,875
                  Total                                            19,389,678



              METALS & MINING--0.7%

   $3,250,000 (1) AEI Holding Co., Inc., Sr. Note, 10.50%,         $2,453,750
              12/15/2005

    3,300,000 (1) AEI Resources, Inc., Sr. Sub. Note, 11.50%,       2,161,500
              12/15/2006

      650,000 Murrin Murrin Holdings Pty Ltd., Sr. Secd. Note,
              9.375%, 8/31/2007                                       591,500
                  Total                                             5,206,750
              OIL & GAS--2.6%

      675,000 Comstock Resources, Inc., Sr. Note, 11.25%,             695,250
              5/1/2007

    4,000,000 Continental Resources, Inc., Sr. Sub. Note,           3,540,000
              10.25%, 8/1/2008
      475,000 DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007         439,375
      900,000 Houston Exploration Co., Sr. Sub. Note, 8.625%,         864,000
              1/1/2008

    1,500,000 Pogo Producing Co., Sr. Sub. Note, Series B,          1,552,500
              10.375%, 2/15/2009
    2,225,000 Pride Petroleum Services, Inc., Sr. Note,             2,236,125
              9.375%, 5/1/2007
    4,450,000 R&B Falcon Corp., Sr. Note, 12.25%, 3/15/2006         4,939,500
    1,050,000 RBF Finance Co., Company Guarantee, 11.375%,          1,134,000
              3/15/2009

      875,000 Triton Energy Corp., Sr. Note, 8.75%, 4/15/2002         881,563
      600,000 (2) Universal Compression Holdings, Inc., Sr.
              Disc. Note, 0/11.375%, 2/15/2009                        342,000
    1,950,000 (2) Universal Compression Holdings, Inc., Sr.
              Disc. Note, 0/9.875%, 2/15/2008                       1,211,438
                  Total                                            17,835,751
              PRINTING & PUBLISHING--0.7%

    1,875,000 Garden State Newspapers, Inc., Sr. Sub. Note,         1,771,875
              8.75%, 10/1/2009
    1,000,000 Hollinger International Publishing, Inc., Sr.
              Sub. Note, 9.25%, 2/1/2006                              987,500
      900,000 Hollinger International Publishing, Inc., Sr.
              Sub. Note, 9.25%, 3/15/2007                             895,500
      900,000 K-III Communications Corp., Company Guarantee,
              Series B, 8.50%, 2/1/2006                               882,000
                  Total                                             4,536,875
              REAL ESTATE--0.2%

    1,156,000 Trizec Finance Ltd., Sr. Note, 10.875%,               1,213,800
              10/15/2005

              RETAILERS--0.1%

      975,000 Leslie's Poolmart, Inc., Sr. Note, 10.375%,             833,625
              7/15/2004

              SERVICES--1.9%

    1,300,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005          1,345,500
    7,700,000 (2) Crown Castle International Corp., Sr. Disc.
              Note, 0/10.375%, 5/15/2011                            4,851,000
    2,950,000 (2) Crown Castle International Corp., Sr. Disc.
              Note, 0/11.25%, 8/1/2011                              1,858,500
    2,750,000 SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006          2,602,188
    2,250,000 (1) URS Corp., Sr. Sub. Note, Series B, 12.25%,       2,368,125
              5/1/2009

                  Total                                            13,025,313
              STEEL--1.0%

    2,900,000 Metals USA, Inc., Sr. Sub. Note, 8.625%,              2,740,500
              2/15/2008

    1,700,000 National Steel Corp., 1st Mtg. Bond, 9.875%,          1,755,250
              3/1/2009

    2,000,000 (1) Republic Technologies International, Inc.,
              Unit, 13.75%, 7/15/2009                               1,330,000
    1,350,000 Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006       1,345,059
                  Total                                             7,170,809



              SURFACE TRANSPORTATION--1.8%

   $1,850,000 Allied Holdings, Inc., Sr. Note, 8.625%,             $1,646,500
              10/1/2007

    1,025,000 (3) AmeriTruck Distribution Corp., Sr. Sub.
              Note, 12.25%, 11/15/2005                                 56,375
    2,075,000 Gearbulk Holding Ltd., Sr. Note, 11.25%,              2,142,437
              12/1/2004

    1,050,000 Holt Group, Inc., Company Guarantee, 9.75%,             687,750
              1/15/2006

    1,400,000 Railworks Corp., Company Guarantee, 11.50%,           1,424,500
              4/15/2009

    4,375,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                4,025,000
    2,275,000 Stena AB, Sr. Note, 8.75%, 6/15/2007                  1,876,875
    1,000,000 Stena Line AB, Sr. Note, 10.625%, 6/1/2008              605,000
                  Total                                            12,464,437
              TELECOMMUNICATIONS & CELLULAR--24.8%

    3,350,000 American Cellular Corp., Sr. Note, 10.50%,            3,710,125
              5/15/2008

    1,200,000 Arch Communications, Inc., Sr. Note, Series B,          954,000
              12.75%, 7/1/2007
    4,000,000 (2) Call-Net Enterprises, Inc., Sr. Disc. Note,
              0/10.80%, 5/15/2009                                   1,940,000
    6,250,000 (2) Call-Net Enterprises, Inc., Sr. Disc. Note,       3,109,375
              0/8.94%, 8/15/2008
    3,025,000 (2) Call-Net Enterprises, Inc., Sr. Disc. Note,       1,686,437
              0/9.27%, 8/15/2007
    2,550,000 Centennial Cellular Corp., Sr. Sub. Note,             2,747,625
              10.75%, 12/15/2008
    3,500,000 (2) Dolphin Telecom PLC, Sr. Disc. Note,              1,627,500
              0/14.00%, 5/15/2009
    1,550,000 (2) E.Spire Communications, Inc., Sr. Disc.
              Note, 0/12.75%, 4/1/2006                                751,750
      575,000 (2) E.Spire Communications, Inc., Sr. Disc.
              Note, 0/13.00%, 11/1/2005                               313,375
   12,200,000 (1) Global Crossing Holdings Ltd., Sr. Note,         12,123,750
              9.50%, 11/15/2009
    2,800,000 Hermes Europe Railtel  B.V., Sr. Note, 10.375%,       2,779,000
              1/15/2009

    4,275,000 Hermes Europe Railtel  B.V., Sr. Note, 11.50%,        4,413,937
              8/15/2007

    1,325,000 (2) ICG Holdings, Inc., Sr. Disc. Note,               1,027,975
              0/12.50%, 5/1/2006
    5,325,000 (2) Intermedia Communications, Inc., Sr. Disc.
              Note, 0/11.25%, 7/15/2007                             3,967,125
    3,575,000 (2) Intermedia Communications, Inc., Sr. Disc.
              Note, 0/12.50%, 5/15/2006                             3,146,000
    3,400,000 (2) Intermedia Communications, Inc., Sr. Disc.
              Note, Series B, 0/12.25%, 3/1/2009                    2,057,000
    3,100,000 Intermedia Communications, Inc., Sr. Note,            2,875,250
              8.60%, 6/1/2008
      575,000 Intermedia Communications, Inc., Sr. Note,              540,500
              8.875%, 11/1/2007
   10,500,000 (2) Level 3 Communications, Inc., Sr. Disc.
              Note, 0/10.50%, 12/1/2008                             6,431,250
   11,150,000 Level 3 Communications, Inc., Sr. Note, 9.125%,      10,606,437
              5/1/2008

    4,100,000 McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007      3,382,500
    1,900,000 McLeod, Inc., Sr. Note, 8.125%, 2/15/2009             1,771,750
      350,000 McLeod, Inc., Sr. Note, 8.375%, 3/15/2008               330,750
    1,050,000 McLeod, Inc., Sr. Note, 9.25%, 7/15/2007              1,055,250
    2,300,000 McLeod, Inc., Sr. Note, 9.50%, 11/1/2008              2,328,750
    2,925,000 Metromedia Fiber Network, Inc., Sr. Note,             2,998,125
              10.00%, 12/15/2009
    5,675,000 (2) Millicom International Cellular S. A., Sr.
              Disc. Note, 0/13.50%, 6/1/2006                        4,710,250
    4,375,000 (2) NEXTEL Communications, Inc., Sr. Disc. Note,
              0/10.65%, 9/15/2007                                   3,325,000
    7,775,000 (2) NEXTEL Communications, Inc., Sr. Disc. Note,
              0/9.95%, 2/15/2008                                    5,559,125
    8,500,000 (1) NEXTEL Communications, Inc., Sr. Note,            8,393,750
              9.375%, 11/15/2009
   $5,400,000 (1)(2) NEXTLINK Communications, Inc., Sr. Disc.
              Note, 0/12.125%, 12/1/2009                           $3,172,500
    7,900,000 (2) NEXTLINK Communications, Inc., Sr. Disc.
              Note, 0/12.25%, 6/1/2009                              4,898,000
    4,100,000 (2) NEXTLINK Communications, Inc., Sr. Disc.
              Note, 0/9.45%, 4/15/2008                              2,603,500
    1,950,000 NEXTLINK Communications, Inc., Sr. Note, 10.75%,      2,032,875
              6/1/2009

    2,200,000 NEXTLINK Communications, Inc., Sr. Note, 9.00%,       2,106,500
              3/15/2008

    1,400,000 (2) Nextel International, Inc., Sr. Disc. Note,
              0/12.125%, 4/15/2008                                    832,454
    1,725,000 (2) Nextel Partners, Inc., Sr. Disc. Note,            1,164,375
              0/14.00%, 2/1/2009
    2,900,000 Paging Network, Inc., Sr. Sub. Note, 10.00%,            913,500
              10/15/2008

      500,000 Paging Network, Inc., Sr. Sub. Note, 10.125%,           157,500
              8/1/2007

    1,000,000 Pathnet, Inc., Unit, 12.25%, 4/15/2008                  625,000
    3,000,000 PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005             2,985,000
    3,000,000 PsiNet, Inc., Sr. Note, 11.00%, 8/1/2009              3,090,000
    1,725,000 PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008             1,811,250
      175,000 (2) Qwest Communications International, Inc.,
              Sr. Disc. Note, 0/8.29%, 2/1/2008                       134,750
    3,525,000 (2) Qwest Communications International, Inc.,
              Sr. Disc. Note, 0/9.47%, 10/15/2007                   2,855,250
    5,125,000 Rogers Cantel Mobile, Inc., Sr. Sub. Note,            5,201,875
              8.80%, 10/1/2007
      575,000 (2) Telesystem International Wireless, Inc., Sr.
              Disc. Note, 0/10.50%, 11/1/2007                         319,125
    5,525,000 (2) Telesystem International Wireless, Inc., Sr.
              Disc. Note, 0/13.25%, 6/30/2007                       3,563,625
    3,700,000 (2) Teligent AB, Sr. Disc. Note, 0/11.50%,            2,238,500
              3/1/2008

    3,575,000 Teligent AB, Sr. Note, 11.50%, 12/1/2007              3,521,375
    4,350,000 (2) Triton PCS, Inc., Sr. Disc. Note, 0/11.00%,       3,110,250
              5/1/2008

    3,100,000 (1)(2) US Unwired, Inc., Sr. Disc. Note,              1,813,500
              0/13.375%, 11/1/2009
    1,750,000 US Xchange, L.L.C., Sr. Note, 15.00%, 7/1/2008        1,684,375
    1,000,000 USA Mobile Communications, Inc., Sr. Note,              821,250
              9.50%, 2/1/2004
    1,700,000 (1) Verio, Inc., Sr. Note, 10.625%, 11/15/2009        1,742,500
    1,675,000 Verio, Inc., Sr. Note, 11.25%, 12/1/2008              1,767,125
      750,000 Viatel, Inc., Sr. Note, 11.50%, 3/15/2009               765,000
    4,100,000 (2) Viatel, Inc., Unit, 0/12.50%, 4/15/2008           2,603,500
    1,825,000 Viatel, Inc., Unit, 11.25%, 4/15/2008                 1,843,250
    8,000,000 (1)(2) Voicestream Wireless Holding Corp., Sr.
              Disc. Note, 0/11.875%, 11/15/2009                     4,860,000
      625,000 (1) Voicestream Wireless Holding Corp., Sr.
              Note, 10.375%, 11/15/2009                               646,875
    2,750,000 Williams Communications Group, Inc., Sr. Note,
              10.875%, 10/1/2009                                    2,894,375
    3,750,000 (2) WinStar Communications, Inc., Sr. Sub. Defd.
              Deb., 0/11.00%, 3/15/2008                             3,843,750
                  Total

              UTILITIES--1.0%

   $1,000,000 CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009           $925,450
    2,250,000 Caithness Coso Funding Corp., Sr. Secd. Note,
              Series B, 9.05%, 12/15/2009                           2,250,000
    1,700,000 El Paso Electric Co., 1st Mtg. Note, 9.40%,           1,801,031
              5/1/2011

    2,200,000 (2) Niagara Mohawk Power Corp., Sr. Disc. Note,
              Series H, 0/8.50%, 7/1/2010                           1,648,064
                  Total                                             6,624,545
                  TOTAL CORPORATE BONDS (IDENTIFIED COST          654,976,197
              $710,280,336)

   SHARES

COMMON STOCKS--0.0%

              CABLE TELEVISION--0.0%

           27 (1)(3) CS Wireless Systems, Inc.                              4
              METALS & MINING--0.0%

       57,533 (3) Royal Oak Mines, Inc.                                     0
              PRINTING & PUBLISHING--0.0%

          500 (3) Affiliated Newspaper Investments, Inc.               80,000
                  TOTAL COMMON STOCKS (IDENTIFIED COST $16,023)        80,004

PREFERRED STOCKS--3.1%

              BANKING--0.1%

       27,000 California Federal Preferred Capital Corp., REIT
              Perpetual Pfd. Stock, Series A, $2.28                   609,188
              BROADCAST RADIO & TV--0.8%

        1,250 Benedek Communications Corp., Sr. Exchangeable        1,006,250
              PIK

       12,360 Capstar Broadcasting Partners, Inc., Sr. Pfd.,        1,449,210
              $12.00

        1,060 Cumulus Media, Inc., Cumulative Sr. Red. Pfd.
              Stk., Series A, $3.44                                 1,192,763
       16,550 Sinclair Broadcast Group, Inc., Cumulative Pfd.,      1,688,100
              $11.63

                  Total                                             5,336,323
              CABLE TELEVISION--0.3%

        1,825 Pegasus Communications Corp., Cumulative PIK
              Pfd., Series A, 12.75%                                2,016,625
              FOOD SERVICES--0.0%

        6,362 Nebco Evans Holding Co., Exchangeable Pfd. Stock         34,991
              FOREST PRODUCTS--0.1%

        5,554 Packaging Corp. of America, Sr. Exchangeable PIK        610,940
              HEALTH CARE--0.0%

        4,148 River Holding Corp., Sr. Exchangeable PIK               259,972
              INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%

        1,050 Fairfield Manufacturing Co., Inc., Cumulative
              Exchangeable Pfd. Stock                               1,044,750
              OIL & GAS--0.4%

        2,903 R&B Falcon Corp., PIK Pfd., 13.875%                   3,077,180
              PRINTING & PUBLISHING--1.1%

       22,750 Primedia, Inc., Cumulative Pfd., Series D, $10.00     2,246,563
       39,650 Primedia, Inc., Exchangeable Pfd. Stock, Series       3,469,375
              G, $2.16

       17,450 Primedia, Inc., Pfd., $9.20                           1,635,938
                  Total                                                     6


              TELECOMMUNICATIONS & CELLULAR--0.2%

          527 NEXTEL Communications, Inc., Cumulative PIK
              Pfd., Series D, 13.00%                                 $571,795
          876 NEXTEL Communications, Inc., Exchangeable Pfd.
              Stock, Series E                                         890,235
                  Total                                             1,462,030
                  TOTAL PREFERRED STOCKS (IDENTIFIED COST          21,803,875
              $22,462,506)

WARRANTS--0.0%

              BUSINESS EQUIPMENT & SERVICES--0.0%

          750 (3) Electronic Retailing Systems International,             750
              Inc., Warrants
              CABLE TELEVISION--0.0%

          600 (1)(3) Australis Holdings Property Ltd., Warrants             0
        4,275 (3) Diva Systems Corp., Warrants                         34,200
        2,400 (3) UIH Australia/Pacific, Warrants                      72,000
          900 (3) Wireless One, Inc., Warrants                              0
                  Total                                               106,200
              CHEMICALS & PLASTICS--0.0%

          875 (3) Sterling Chemicals Holdings, Inc., Warrants          14,000
              OIL & GAS--0.0%

        1,400 (1)(3) R&B Falcon Corp., Warrants                       174,902
              STEEL--0.0%

          250 (3) Bar Technologies, Inc., Warrants                      5,000
              TELECOMMUNICATIONS & CELLULAR--0.0%

        1,025 (1)(3) MetroNet Communications Corp., Warrants           87,125
        1,000 (1)(3) Pathnet, Inc., Warrants                           10,125
                  Total                                                97,250
                  TOTAL WARRANTS (IDENTIFIED COST $260,915)           398,102
    PRINCIPAL
       AMOUNT

--------------

REPURCHASE AGREEMENT (4) --1.3%

   $8,835,000 Bank of America, 3.15%, dated 12/31/1999, due
              1/3/2000 (AT AMORTIZED COST)                          8,835,000
                  TOTAL INVESTMENTS (IDENTIFIED COST             $686,093,178
              $741,854,780)(5)

   (1) Denotes 144A securities which are exempt from registration under the Securities Act of 1933, as amended and may only be sold to dealers and other exempt investors. These securities have been determined to be liquid according to guidelines established by the Board of Trustees. At December 31, 1999, these securities amounted to $79,547,072 which represents 11.4% of total net assets.

   (2) Denotes a Zero Coupon bond with effective rate at time of purchase.
   (3) Non-income producing security.
   (4) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

   (5) The cost of investments for federal tax purposes amounts to $741,858,126. The net unrealized depreciation of investments on a federal tax basis amounts to $(55,764,948) which is comprised of $8,861,709 appreciation and $64,626,657 depreciation at December 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($699,088,150) at December 31, 1999.



The following acronyms are used throughout this portfolio:

BIG         --Bond Investors Guaranty
GTD         --Guaranty
HDA         --Hospital Development Authority
LLC         --Limited Liability Corporation
LP          --Limited Partnership
PCs         --Participation Certificates
PIK         --Payment in Kind
PLC         --Public Limited Company
REIT        --Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements


HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999



ASSETS:

Total Investments in securities, at value (identified
cost $741,854,780 and tax cost of $741,858,126)                          686,093,178                             $
Cash                                                                        3,107
Income receivable                                                        13,140,278
Prepaid expense                                                            21,900
   Total assets

LIABILITIES:

Payable for investments purchased                         $   159,495
Accrued expenses                                               10,818
   Total liabilities                                                      170,313
Net Assets for 80,183,474 shares outstanding                             699,088,150                             $
NET ASSETS CONSIST OF:

Paid in capital                                                          757,084,398                             $
Net unrealized depreciation of investments                               (55,761,6)2
Accumulated net realized loss on investments                             (2,549,66)
Undistributed net investment income                                       315,019
   Total Net Assets                                                      699,088,150                             $
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$699,088,150 /80,183,474 shares outstanding                                 $8.72

See Notes which are an integral part of the Financial Statements



HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME:

Dividends                                                                    2,056,261                               $
Interest                                                                     64,696,537
   Total income

EXPENSES:

Administrative personnel and services fee                        $497,914
Custodian fees                                                     22,624
Transfer and dividend disbursing agent fees and                    14,769
expenses
Directors'/Trustees' fees                                           9,400
Auditing fees                                                      11,005
Legal fees                                                         16,572
Portfolio accounting fees                                         113,017
Share registration costs                                              750
Printing and postage                                                1,829
Miscellaneous                                                       3,594
   Total expenses                                                 691,474
Waivers
       Waiver of administrative personnel and          (497,914)                                               $
services fee
             Net expenses                                                    193,560
        Net investment income                                                66,559,238
REALIZED AND UNREALIZED GAIN (LOSS) ON
Investments:

Net realized loss on investments                                             (2,548,935)
Net change in unrealized depreciation of                                    (41,732,)82
investments

   Net realized and unrealized loss on investments                           (44,281,617)
     Change in net assets resulting from operations                                                              $
                                                                             22,277,621

See Notes which are an integral part of the Financial Statements



HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                Year Ended      Period Ended
                                                 December       December 31,  (1)
                                                 31, 1999           1998
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--

Net investment income                            66,559,238        38,806,486                          $                $
Net realized gain (loss) on investments
($(1,148,442) and $4,105,121, as computed        (2,548,935 )       4,134,201
for federal tax purposes, respectively)
Net change in unrealized depreciation           (41,732,682 )    (14,028,920)
   Change in net assets resulting from           22,277,621        28,911,767
operations

DISTRIBUTIONS TO SHAREHOLDERS--

Distributions from net investment income        (66,396,829 )    (38,806,486)
Distributions from net realized gains            (1,290,889 )     (2,691,432)
   Change in net assets resulting from
distributions to                                (67,687,718 )    (41,497,918)
   shareholders

SHARE TRANSACTIONS--

Proceeds from sale of shares                    213,964,955       736,754,432
Net asset value of shares issued to
shareholders in payment of distributions         67,702,178        41,468,846
declared

Cost of shares redeemed                         (98,974,796 )   (203,831,217)
   Change in net assets resulting from          182,692,337       574,392,061
share transactions
     Change in net assets                       137,282,240       561,805,910
NET ASSETS:

Beginning of period                             561,805,910                 0
End of period (including undistributed net
investment income of $315,019 and $29,810,      699,088,150       561,805,910                          $                $
respectively)

(1) Reflects operations for the period from February 2, 1998 (date of initial investment) to December 31, 1998.
See Notes which are an integral part of the Financial Statements


HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                   YEAR PERIOD

                                   ENDED ENDED

                                DECEMBER DECEMBER

                                     31, 31,

                                  1999 1998(1)

NET ASSET VALUE, BEGINNING OF     $9.30      $10.00

PERIOD                                               INCOME

                                                     FROM
                                                     INVESTMENT
                                                     OPERATIONS

Net investment income              0.91       0.84
Net realized and unrealized       (0.56 )    (0.65 )
loss on investments
Total from investment              0.35       0.19
operations

LESS DISTRIBUTIONS

Distributions from net            (0.91 )    (0.84 )
investment income
Distributions from net

realized gain on investments      (0.02 )    (0.05 )
                                 -------     ------
                                 -------     ------
Total distributions               (0.93 )    (0.89 )
NET ASSET VALUE, END OF PERIOD    $8.72      $9.30
TOTAL RETURN (2)                   3.83 %     1.96 %

RATIOS TO AVERAGE NET ASSETS

Expenses                           0.03 %     0.04 % (4)
Net investment income             10.07 %     9.60 % (4)
Expense waivers (3)                0.08 %     0.08 % (4)

SUPPLEMENTAL DATA

Net assets, end of period        $699,088    $561,806
(000 omitted)
Portfolio turnover                   49 %       55 %

(1)Reflects operations for the period from February 2, 1998 (date of initial investment) to December 31, 1998.

(2)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(4)   Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements


HIGH YIELD BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999

1. ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, the High Yield Bond Portfolio (the "Fund") and the Federated Mortgage Core Portfolio. The financial statements included herein are only those for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS - Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS - It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

   Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount reclasses. The following reclassifications have been made to the financial statements.

                          ---------------------------------------------------
                                         Increase (Decrease)
                          ---------------------------------------------------
                          ---------------------------------------------------


                                   Accumulated

                                  Net Realized          Undistributed Net
                                                               INVESTMENT

                                GAIN/LOSS INCOME

                          ---
                          ---

                             $(122,800)              $122,800

   Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

   FEDERAL TAXES - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

   At December 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $1,148,442, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

   Additionally, the Fund's net capital losses of $1,397,877 attributable to security transactions incurred after October 31, 1999, were treated as arising on January 1, 2000, the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES - Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

   USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER - Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                           YEAR ENDED    PERIOD ENDED

                         DECEMBER 31,    DECEMBER 31,

                              1999          1998(1)
                              ----          -------
Shares sold                  23,276,427      76,779,274
Shares issued to
shareholders in               7,494,091       4,340,172
payment of
distributions declared
Shares redeemed            (10,972,164)    (20,734,326)
                           ------------    ------------
     Net change

resulting from share         19,798,354      60,385,120
                             ==========      ==========
     transactions

I. Reflects operations for the period from February 2, 1998 (date of initial investment) to December 31, 1998.

















4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISER FEE - Federated Investment Management Company, is the Fund's investment adviser (the "Adviser"), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

   ADMINISTRATIVE FEE - Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ, provides these services at an annual rate that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. Fserv also provides certain accounting and recordkeeping services with respect to the Fund's portfolio of investments for a fee based on Fund assets plus out-of-pocket expenses. Fserv may voluntarily waive all or a portion of the administrative fee paid by the Fund. Fserv may terminate this voluntary waiver at any time.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES - FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the year ended December 31, 1999, were as follows:

         PURCHASES                                          $ 498,637,174
                                                            -------------
      -------------------------------------------------
         SALES                                              $ 307,549,041
                                                            -------------
      -------------------------------------------------





                   Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of Federated Core Trust and Shareholders of High Yield Bond Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the High Yield Bond Portfolio, ("the Fund") (one of the portfolios constituting Federated Core Trust), as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the High Yield Bond Portfolio of Federated Core Trust at December 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                [GRAPHIC OMITTED]

Boston, Massachusetts
February 16, 2000

FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1999
  PRINCIPAL

   AMOUNT                                                           VALUE

AGENCY DEBENTURE--2.4%

              FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.4%
   $6,200,000 5.700%, 1/25/2000                                    $6,182,578

MORTGAGE BACKED SECURITIES--99.6%

              FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.1%
   20,167,225 6.500%, 4/1/2029 - 6/1/2029                          19,048,447
    4,241,580 7.000%, 12/1/2011 - 9/1/2029                          4,125,336
    2,923,125 7.500%, 12/1/2022 - 11/1/2029                         2,900,075
    2,104,455 8.000%, 5/1/2006 - 12/1/2029                          2,130,599
      253,766 8.500%, 9/1/2025 - 1/1/2026                             260,809
      259,590 9.000%, 5/1/2017                                        271,272
       46,370 9.500%, 4/1/2021                                         49,065
                  Total                                            28,785,603
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 61.9%
   35,616,337 6.000%, 7/1/2006 - 6/1/2029                          33,355,596
   43,751,355 6.500%, 5/1/2006 - 10/1/2029                         41,344,178
    8,430,000 (3) 6.500%, 1/1/2014                                  8,185,024
   39,563,778 7.000%, 7/1/2010 - 12/1/2029                         38,330,458
   10,770,000 (3) 7.000%, 1/1/2014                                 10,655,623
    6,580,860 7.500%, 6/1/2011 - 10/1/2029                          6,563,862
   14,000,000 (3) 7.500%, 2/1/2029                                 13,846,840
    4,511,225 8.000%, 7/1/2023 - 8/1/2027                           4,554,443
    2,500,000 (3) 8.000%, 1/1/2029                                  2,520,300
      240,841 8.500%, 8/1/2023 - 2/1/2025                             247,827
      385,535 9.000%, 11/1/2021 - 6/1/2025                            402,670
                   Total                                          160,006,821
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 26.6%
    8,558,917 6.000%, 6/15/2028 - 6/15/2029                         7,802,990
   13,128,290 6.500%, 10/15/2028 - 5/15/2029                       12,344,077
   14,158,884 7.000%, 11/15/2027 - 12/15/2028                      13,689,942
    2,937,000 (3) 7.000%, 2/1/2029                                  2,836,966
   10,116,849 7.500%, 6/20/2007 - 10/15/2029                       10,009,091
    5,702,941 8.000%, 2/15/2010 - 11/15/2029                        5,781,727
    6,457,500 (3) 8.000%, 2/1/2029                                  6,522,075
    6,680,024 8.500%, 11/15/2021 - 11/15/2029                       6,870,002
      217,749 9.000%, 10/15/2016 - 6/15/2025                          228,213
      301,018 9.500%, 1/15/2019 - 12/15/2025                          321,861
    1,914,986 12.000%, 4/15/2015 - 6/15/2015                        2,165,364
                   Total                                           68,572,308
                   TOTAL MORTGAGE BACKED SECURITIES

              (IDENTIFIED COST                                    263,547,310
                   $269,971,535)

  PRINCIPAL

   AMOUNT                                                           VALUE

REPURCHASE AGREEMENTS (1)--15.4%

   $1,535,000 First Union Capital Markets, 3.250%, dated

              12/31/1999, due 1/3/2000                             $1,535,000
   16,500,000 (2) Goldman Sachs Group, LP, 5.740%, dated
              12/8/1999, due 1/19/2000                             16,500,000
    5,200,000 (2) Goldman Sachs Group, LP, 5.740%, dated
              12/8/1999, due 1/24/2000                              5,200,000
    8,300,000 (2) Goldman Sachs Group, LP, 5.750%, dated
              11/30/1999, due 1/24/2000                             8,300,000
    5,500,000 (2) Morgan Stanley Group, Inc., 5.650%, dated
              11/26/1999, due 1/24/2000                             5,500,000
    2,850,000 (2) Morgan Stanley Group, Inc., 5.650%, dated
              12/16/1999, due 1/25/2000                             2,850,000
                   TOTAL REPURCHASE AGREEMENTS                     39,885,000
                   TOTAL INVESTMENTS (IDENTIFIED COST            $303,432,310
              $309,856,534)(4)

   (1) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

   (2) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated Funds.

   (3) This represents a TBA security. All or a portion of these securities maybe subject to dollar roll transactions.

   (4) The cost of investments for federal tax purposes amounts to $309,889,878. The net unrealized depreciation of investments on a federal tax basis amounts to $6,457,568 which is comprised of $199,875 appreciation and $6,657,443 depreciation at December 31, 1999.

Note: The categories of investments are shown as a percentage of net assets ($258,303,999) at December 31, 1999.

The following acronym is used throughout this portfolio:

LP          --Limited Partnership
TBA         --To Be Announced

See Notes which are an integral part of the Financial Statements





FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

ASSETS:

Investments in repurchase agreements                      $ 39,885,000
Investments in securities                                   263,547,310
Total investments in securities, at value (identified
cost $309,856,534 and tax cost of $309,889,878)                          $ 303,432,310
Cash                                                                          4,372
Income receivable                                                          1,401,539
Receivable for investments sold                                            5,478,250
   Total assets                                                            310,316,471
LIABILITIES:

Payable for investments purchased                         $ 15,440,321
Payable for dollar roll transactions                        36,545,159
Accrued expenses                                               26,992
   Total liabilities                                                       52,012,472
Net Assets for 27,041,359 shares outstanding                             $ 258,303,999
NET ASSETS CONSIST OF:
Paid in capital                                                          $ 268,962,995
Net unrealized depreciation of investments                                 (6,424,22)
Accumulated net realized loss on investments                               (4,277,47)
Undistributed net investment income                                          42,707
   Total Net Assets                                                      $ 258,303,999
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS
PER SHARE:

$258,303,999 / 27,041,359 shares outstanding                                  $9.55

 See Notes which are an integral part of the Financial Statements


FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 1999 (1)

INVESTMENT INCOME:

Interest (net of dollar roll expense of $1,082,576)                          14,518,228                                $
EXPENSES:

Administrative personnel and services fee                        $162,590
Custodian fees                                                     22,152
Transfer and dividend disbursing agent fees and                    13,801
expenses
Auditing fees                                                      13,047
Legal fees                                                          6,246
Portfolio accounting fees                                          57,790
Insurance premiums                                                  1,618
Miscellaneous                                                         736
   Total expenses                                                 278,340
Waivers and reimbursements:
   Waiver of administrative personnel and services     (162,950)                                                           $
fee

  Reimbursement of other operating expenses             (9,368 )
Total Waivers and reimbursements                                             (172,318)
     Net expenses                                                            106,022
        Net investment income                                                14,412,206
REALIZED AND UNREALIZED GAIN (LOSS) ON
Investments:

Net realized loss on investments                                             (4,277,4)9
Net change in unrealized depreciation of                                     (6,424,2)4
investments

   Net realized and unrealized loss on investments                           (10,701,)03
     Change in net assets resulting from operations                          3,710,503                                    $

I. Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.
   See Notes which are an integral part of the Financial Statements



FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                               Period
                                                 Ended

                                               December

                                                  31,
                                                1999 (1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income                          14,412,206                                                               $
Net realized loss on investments
($(4,071,741) as computed for federal tax      (4,277,479 )
purposes)
Net change in unrealized depreciation          (6,424,224 )
   Change in net assets resulting from          3,710,503
operations

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income       (14,369,499)
SHARE TRANSACTIONS:
Proceeds from sale of shares                   372,841,840
Net asset value of shares issued to
shareholders in payment of distributions       14,361,250
declared
Cost of shares redeemed                        (118,240,09)
   Change in net assets resulting from         268,962,995
share transactions
     Change in net assets                      258,303,999
NET ASSETS:

Beginning of period                                    --
End of period (including undistributed net
investment income  of $42,707 at December      258,303,999                                                                    $
31, 1999)

(1) Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.
See Notes which are an integral part of the Financial Statements



 FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                     PERIOD

                                      ENDED

                                  DECEMBER 31,

                                    1999 (1)

NET ASSET VALUE, BEGINNING OF PERIOD    $10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income                     0.55
Net realized and unrealized loss on      (0.45 )
investments

Total from investment operations          0.10

LESS DISTRIBUTIONS

Distributions from net investment        (0.55 )
income

NET ASSET VALUE, END OF PERIOD           $9.55
TOTAL RETURN (2)                          1.07 %

RATIOS TO AVERAGE NET ASSETS

Expenses                                  0.05 %(4)
Net investment income                     6.66 %(4)
Expense waiver/reimbursement (3)          0.08 %(4)

SUPPLEMENTAL DATA

Net assets, end of period (000         $258,304
omitted)
Portfolio turnover                         153 %

(1)Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

(2)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4)   Computed on an annualized basis.
See Notes which are an integral part of the Financial Statements




FEDERATED MORTGAGE CORE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

    ORGANIZATION

6. Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, the Federated Mortgage Core Portfolio (the "Fund") and the Federated High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately. The Fund was created through the purchases of securities from other Federated Funds. The Fund's investment objective is to provide total return by investing in U.S. Treasury Bills, Notes, Bonds, Discount Notes and Mortgage Backed Securities issued or guaranteed by the U.S. Government. The Fund is an investment vehicle used by other Federated Funds that invest some portion of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

     SIGNIFICANT ACCOUNTING POLICIES

7. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS

   Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS

   It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreement.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

   Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES

   It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax is necessary.

   At December 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $4,071,741, which will reduce taxable income arising from future net realized gain on investment, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund in 2007 of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will expire in 2007.

   Additionally, the Fund's net capital losses of $172,394 attributable to security transactions incurred after October, 31, 1999 were treated as arising on January 1, 2000, the first day of the Fund's next taxable year.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contact.

   DOLLAR ROLL TRANSACTIONS

   The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short -term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER

   Investment transactions are accounted for on a trade date basis.

     SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                            PERIOD ENDED

                                        DECEMBER 31, 1999 (1)

Shares sold                                  37,597,363
Shares issued to shareholders in              1,475,968
payment of distribution declared
Shares redeemed                             (12,031,972)
                                            ------------
     Net change resulting from share         27,041,359
                                             ==========
transactions

   (1)Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

     INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISER FEE

   Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

   The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE

   Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ, provides these services at an annual rate that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. FServ also provides certain accounting and recordkeeping services with respect to the Fund's portfolio of investments for a fee based on Fund assets plus out-of-pocket expenses. FServ will voluntarily waive all or a portion of the administrative fee paid by the Fund. FServ may terminate this voluntary waiver at any time.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

   FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES

   FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   GENERAL

   Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

     INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 1999, were as follows:

         PURCHASES                                           $397,077,687

      -------------------------------------------------
         SALES                                               $387,320,715

      -------------------------------------------------



                   Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of Federated Core Trust and Shareholders of Federated Mortgage Core Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Mortgage Core Portfolio (the "Fund") (one of the portfolios constituting Federated Core Trust), as of December 31, 1999, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from February 22, 1999 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Core Portfolio of Federated Core Trust at December 31, 1999, and the results of its operations, the changes in its net assets, and the financial highlights for the period from February 22, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                [GRAPHIC OMITTED]

Boston, Massachusetts
February 16, 2000